Loans and Allowance for Credit Losses, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	$ 8,767	$ 7,431
Provision for credit losses	2,580	2,030
Loans charged off	(2,487)	(1,692)
Recoveries	1,228	998
Ending balance	10,088	8,767
Residential Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,213	2,026
Provision for credit losses	446	251
Loans charged off	(42)	(121)
Recoveries	67	57
Ending balance	2,684	2,213
Commercial Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	3,047	2,200
Provision for credit losses	567	824
Loans charged off	0	(132)
Recoveries	39	155
Ending balance	3,653	3,047
Commercial and Industrial [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	1,275	1,177
Provision for credit losses	(3)	(85)
Loans charged off	(221)	(29)
Recoveries	485	212
Ending balance	1,536	1,275
Consumer [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,232	2,028
Provision for credit losses	1,570	1,040
Loans charged off	(2,224)	(1,410)
Recoveries	637	574
Ending balance	$ 2,215	$ 2,232